EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2020
Text block [abstract]
EXPLORATION AND EVALUATION ASSETS
5.	EXPLORATION AND EVALUATION ASSETS

(a)	Rook I Property
The Rook I Project is located in Northern Saskatchewan, approximately 40 kilometres (km) east of the Saskatchewan – Alberta border, approximately 150 km north of the town of La Loche and 640 km northwest of the City of Saskatoon and consists of 32 contiguous mineral claims totalling 35,065 hectares.
The Rook I Project hosts the Arrow deposit discovered in February 2014, the Bow discovery in March 2015, the Harpoon discovery in August 2016 and the Arrow South discovery in July 2017. The Company released an updated mineral resource estimate and the results of a pre-feasibility
study in November 2018, in each case, in respect of the Arrow deposit. Subsequent to December 31, 2020 the Company filed a feasibility study for the Rook I Project (Note 19).
NexGen has a 100% interest in the claims subject only to: (i) a 2% net smelter return royalty (“NSR”); and (ii) a 10% production carried interest, in each case, only on claims
S-113928
to
S-113933
(the Arrow deposit is not located on any of these claims). The NSR may be reduced to 1% upon payment of $1 million. The 10% production carried interest provides for the owner to be carried to the date of commercial production.
(b) Other Athabasca Basin Properties
The Other Athabasca Basin Properties are a portfolio of early stage mineral properties in the Athabasca Basin. The properties are grouped geographically as “SW1”, “SW2” and “SW3”. The SW2 properties are held directly by NexGen. The SW1 and SW3 properties are held by NXE Energy SW1 Ltd. and NXE Energy SW3 Ltd., respectively, each a wholly owned subsidiary.
(c) IsoEnergy Properties
The IsoEnergy Properties consist of (i) a 100% interest in the Radio Project, Saskatchewan (subject to a 2% net smelter return royalty and 2% gross overriding royalty); (ii) a 100% interest in the Thorburn Lake Project, Saskatchewan (subject to a 1% net smelter return royalty and a 10% carried interest which can be reduced to 1% at the holder’s option upon completion of a bankable feasibility study); (iii) a 100% interest, in each of the Madison, 2Z, Carlson Creek and North Thorburn properties, Saskatchewan; (iv) a 100% interest in the Mountain Lake property, Nunavut; (v) a 100% interest in the Geiger property, Saskatchewan; (vi) a 100% interest in the Laroque East property, Saskatchewan that consists of 6 mineral claims constituting 3,200 hectares and includes the Hurricane Zone; (vii) and a 100% interest in the Eastern Athabasca named Evergreen Property, Saskatoon that constitutes 32,400 hectares; and (viii) a portfolio of newly staked claims in Saskatchewan, all of which are early stage exploration properties.
In 2019, IsoEnergy decided not to incur expenditure limits required to maintain their Fox mineral claims in good standing and accordingly has impaired the amounts related to that property totalling $14,354.

The following is a summary of the capitalized costs on the projects described above.

	Rook I	Other Athabasca Basin Properties	IsoEnergy Properties	Total
	$	$	$	$
Acquisition costs:
Balance, December 31, 2019	235,077	1,457,607	26,635,775	28,328,459
Additions	—	—	142,363	142,363

Balance, December 31, 2020	235,077	1,457,607	26,778,138	28,470,822

Deferred exploration costs:
Balance, December 31, 2019	199,784,259	9,163,367	15,104,323	224,051,949
Additions:
Drilling	—	—	2,800,964	2,800,964
General exploration	1,407,493	5,688	594,539	2,007,720
Environmental and permitting	6,725,648	—	137,083	6,862,731
Technical, engineering and design	4,158,100	—	224,620	4,382,720
Geochemistry and assays	—	—	317,508	317,508
Geological and geophysical	—	4,632	30,500	35,132
Labour and wages	2,925,395	—	1,140,615	4,066,010
Share-based payments (Note 10)	1,280,728	—	234,956	1,515,684
Travel	68,193	—	142,360	210,553

	16,565,557	10,320	5,623,145	22,199,022

Balance, December 31, 2020	216,349,816	9,173,687	20,727,468	246,250,971

Total costs, December 31, 2020	216,584,893	10,631,294	47,505,606	274,721,793

	Rook I	Other Athabasca Basin Properties	IsoEnergy Properties	Total
	$	$	$	$
Acquisition costs:
Balance, December 31, 2018	235,077	1,457,607	26,622,545	28,315,229
Additions	—	—	14,077	14,077
Impairment	—	—	(847)	(847)

Balance, December 31, 2019	235,077	1,457,607	26,635,775	28,328,459

Deferred exploration costs:
Balance, December 31, 2018	148,658,925	6,530,533	10,623,907	165,813,365
Additions:
Drilling	17,596,099	1,508,527	1,921,903	21,026,529
General exploration	5,453,717	4,126	665,140	6,122,983
Geological and geophysical	19,859,997	1,042,071	844,448	21,746,516
Labour and wages	6,099,402	78,110	825,860	7,003,372
Share-based payments (Note 10)	1,227,604	—	98,474	1,326,078
Travel	888,515	—	138,098	1,026,613
Impairment	—	—	(13,507)	(13,507)

	51,125,334	2,632,834	4,480,416	58,238,584

Balance, December 31, 2019	199,784,259	9,163,367	15,104,323	224,051,949

Total costs, December 31, 2019	200,019,336	10,620,974	41,740,098	252,380,408